Summary of Significant Accounting Policies (Details) - USD ($)									3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 14, 2025	Sep. 12, 2025	Dec. 11, 2024	Dec. 10, 2024	Apr. 05, 2024	Mar. 12, 2024	Jun. 21, 2023	Jun. 13, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 10, 2025	Jan. 28, 2025	Jul. 22, 2024	Jul. 17, 2023	Dec. 31, 2022	Dec. 14, 2021
Summary of Significant Accounting Policies [Line Items]
Unrestricted cash									$ 527,152	$ 527,152	$ 159,864	$ 142,260
Cash and cash equivalents – restricted											38,231		1,824,893
Investments held in trust account									293,283	293,283		3,666,439	24,387,525
Underwriting fees									5,000,000	5,000,000		5,000,000
Deferred underwriting fees payable										8,956,250		8,956,250
Other costs									463,896	463,896		463,896
Remains outstanding									8,956,250	8,956,250		8,956,250
FDIC coverage limit									250,000	$ 250,000		250,000
Redeemed shares (in Shares)		285,269		977,625		910,258		23,176,961		101,797
Cash withdrawn from the trust account		$ 3,335,294								$ 3,335,294	10,179,663	21,677,622	239,604,919
Unrestricted cash									527,152	527,152	$ 198,095	142,260	$ 1,824,893					$ 418,885
Cash equivalents									0	0		0
Cash and cash equivalents – restricted									0	0		0
Payment of interest and penalties												61,891				$ 79,849
Redeemed payment														$ 586,001
State and Local Jurisdiction [Member]
Summary of Significant Accounting Policies [Line Items]
Payment of interest and penalties									$ 157,697	$ 157,697		$ 57,309
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercised (in Shares)									0	0		0
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercised (in Shares)									0	0		0
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting fees payable	$ 8,956,250
Fourth Extension Special Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)			285,269
Citigroup [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting commissions															$ 8,956,250
Subsequent Event [Member] | Citigroup [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting commissions															$ 8,956,250
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)			977,625		910,258	910,258	23,176,961	23,176,961		23,176,961
Cash withdrawn from the trust account			$ 11,497,959		$ 10,179,663		$ 239,604,919
Common stock subject to possible redemption (in Shares)									24,887	24,887		310,156	2,198,039
Purchase of warrants (in Shares)												13,164,375	13,164,375						13,164,375
Class A Common Stock [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)																			13,164,375
Exercise price of warrants (in Dollars per share)																	$ 11.5		$ 11.5
Class A Common Stock [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Potential shares (in Shares)									13,164,375		13,164,375
Class A Common Stock [Member] | Second Extension Special Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)							910,258
Class A Common Stock [Member] | Third Extension Meeting [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemed shares (in Shares)					977,625
Class A Common Stock Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares)									24,887	24,887		310,156	2,198,039
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs									$ 14,420,146	$ 14,420,146		$ 14,420,146
Deferred underwriting fees payable										$ 8,956,250
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price of warrants (in Dollars per share)									$ 11.5	$ 11.5		$ 11.5